UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2024

Date of reporting period: June 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: ASYLX

June 30, 2024

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASYLX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$180	1.66%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund delivered positive absolute returns, but underperformed the benchmark, before sales charges. Over the period, the Fund’s net market exposure ranged from 45% to 74%, ending the period at 72%. The Fund’s below-market exposure led to underperformance, relative to the benchmark, while security selection within the Fund’s long and short holdings contributed to absolute performance during the period. Within the Fund’s long holdings, selection within the information technology, communication services and financials sectors contributed to absolute performance, while selection within the industrials, healthcare and consumer staples sectors detracted. Within the Fund’s short holdings, the Fund’s market hedges and selection within the consumer discretionary and communication services sectors contributed to absolute performance, while selection within the utilities, materials and financials sectors detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, the Fund's market exposure and security selection within the Fund's long and short holdings contributed to absolute performance.

Top detractors from performance:

  During the 12-month period, the Fund's absolute performance was positive with contributions from stock selection within the Fund's long and short holdings, however, selection within some sectors detracted from absolute performance.

Security Selection

(Long Holdings)

Top contributors

  Information Technology

  Communication Services

  Financials

Security Selection

(Short Holdings)

Top contributors

  Market Hedges

  Consumer Discretionary

  Communication Services

Top detractors

  Industrials

  Healthcare

  Consumer Staples

Top detractors

  Utilities

  Materials

  Financials

Advisor Class: ASYLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,156	$10,742
06/16	$10,183	$11,171
06/17	$10,997	$13,170
06/18	$12,140	$15,064
06/19	$12,897	$16,633
06/20	$13,318	$17,881
06/21	$16,671	$25,175
06/22	$15,964	$22,503
06/23	$17,000	$26,912
06/24	$19,782	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	16.36%	8.93%	7.06%
Advisor Class (with sales charges)	16.36%	8.93%	7.06%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ASYLX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,440,156,266
# of Portfolio Holdings	85
Portfolio Turnover Rate	253%
Total Advisory Fees Paid	$20,420,924

Advisor Class: ASYLX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Berkshire Hathaway, Inc.	3.2%
Alphabet, Inc.	3.1%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc.	2.1%
EOG Resources, Inc.	1.4%
Honeywell International, Inc.	1.3%
JPMorgan Chase & Co.	1.2%

10 Top Short Holdings (as % of net assets)

Invesco CurrencyShares Euro Currency Trust	(0.2)%
iShares 20+ Year Treasury Bond ETF	(0.2)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp.	(0.0)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Allocation (as a % of net assets)

	Long	Short
Investment Companies	27.2%	(0.4)%
Information Technology	19.5%	(0.1)%
Financials	12.3%	(0.1)%
Communication Services	9.3%	(0.1)%
Health Care	9.0%	(0.0)%
Industrials	6.8%	(0.1)%
Consumer Discretionary	4.5%	(0.0)%
Energy	4.4%	(0.0)%
Consumer Staples	3.9%	(0.0)%
Utilities	2.0%	(0.0)%
Materials	0.5%	(0.0)%
Real Estate	0.0%	(0.1)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASYLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: ASYLX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASYLX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

SULS-ADV-0153-0624

Advisor Class: ASYLX

4

Class A: ASLAX

June 30, 2024

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASLAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$206	1.91%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund delivered positive absolute returns, but underperformed the benchmark, before sales charges. Over the period, the Fund’s net market exposure ranged from 45% to 74%, ending the period at 72%. The Fund’s below-market exposure led to underperformance, relative to the benchmark, while security selection within the Fund’s long and short holdings contributed to absolute performance during the period. Within the Fund’s long holdings, selection within the information technology, communication services and financials sectors contributed to absolute performance, while selection within the industrials, healthcare and consumer staples sectors detracted. Within the Fund’s short holdings, the Fund’s market hedges and selection within the consumer discretionary and communication services sectors contributed to absolute performance, while selection within the utilities, materials and financials sectors detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, the Fund's market exposure and security selection within the Fund's long and short holdings contributed to absolute performance.

Top detractors from performance:

  During the 12-month period, the Fund's absolute performance was positive with contributions from stock selection within the Fund's long and short holdings, however, selection within some sectors detracted from absolute performance.

Security Selection

(Long Holdings)

Top contributors

  Information Technology

  Communication Services

  Financials

Security Selection

(Short Holdings)

Top contributors

  Market Hedges

  Consumer Discretionary

  Communication Services

Top detractors

  Industrials

  Healthcare

  Consumer Staples

Top detractors

  Utilities

  Materials

  Financials

Class A: ASLAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index
06/14	$9,573	$10,000
06/15	$9,699	$10,742
06/16	$9,700	$11,171
06/17	$10,449	$13,170
06/18	$11,505	$15,064
06/19	$12,187	$16,633
06/20	$12,566	$17,881
06/21	$15,683	$25,175
06/22	$14,978	$22,503
06/23	$15,907	$26,912
06/24	$18,470	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	16.11%	8.67%	6.79%
Class A (with sales charges)	11.17%	7.72%	6.33%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ASLAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,440,156,266
# of Portfolio Holdings	85
Portfolio Turnover Rate	253%
Total Advisory Fees Paid	$20,420,924

Class A: ASLAX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Berkshire Hathaway, Inc.	3.2%
Alphabet, Inc.	3.1%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc.	2.1%
EOG Resources, Inc.	1.4%
Honeywell International, Inc.	1.3%
JPMorgan Chase & Co.	1.2%

10 Top Short Holdings (as % of net assets)

Invesco CurrencyShares Euro Currency Trust	(0.2)%
iShares 20+ Year Treasury Bond ETF	(0.2)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp.	(0.0)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Allocation (as a % of net assets)

	Long	Short
Investment Companies	27.2%	(0.4)%
Information Technology	19.5%	(0.1)%
Financials	12.3%	(0.1)%
Communication Services	9.3%	(0.1)%
Health Care	9.0%	(0.0)%
Industrials	6.8%	(0.1)%
Consumer Discretionary	4.5%	(0.0)%
Energy	4.4%	(0.0)%
Consumer Staples	3.9%	(0.0)%
Utilities	2.0%	(0.0)%
Materials	0.5%	(0.0)%
Real Estate	0.0%	(0.1)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASLAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: ASLAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASLAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

SULS-A-0153-0624

Class A: ASLAX

4

Class C: ASCLX

June 30, 2024

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASCLX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$286	2.66%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund delivered positive absolute returns, but underperformed the benchmark, before sales charges. Over the period, the Fund’s net market exposure ranged from 45% to 74%, ending the period at 72%. The Fund’s below-market exposure led to underperformance, relative to the benchmark, while security selection within the Fund’s long and short holdings contributed to absolute performance during the period. Within the Fund’s long holdings, selection within the information technology, communication services and financials sectors contributed to absolute performance, while selection within the industrials, healthcare and consumer staples sectors detracted. Within the Fund’s short holdings, the Fund’s market hedges and selection within the consumer discretionary and communication services sectors contributed to absolute performance, while selection within the utilities, materials and financials sectors detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, the Fund's market exposure and security selection within the Fund's long and short holdings contributed to absolute performance.

Top detractors from performance:

  During the 12-month period, the Fund's absolute performance was positive with contributions from stock selection within the Fund's long and short holdings, however, selection within some sectors detracted from absolute performance.

Security Selection

(Long Holdings)

Top contributors

  Information Technology

  Communication Services

  Financials

Security Selection

(Short Holdings)

Top contributors

  Market Hedges

  Consumer Discretionary

  Communication Services

Top detractors

  Industrials

  Healthcare

  Consumer Staples

Top detractors

  Utilities

  Materials

  Financials

Class C: ASCLX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,056	$10,742
06/16	$9,978	$11,171
06/17	$10,671	$13,170
06/18	$11,668	$15,064
06/19	$12,264	$16,633
06/20	$12,540	$17,881
06/21	$15,538	$25,175
06/22	$14,733	$22,503
06/23	$15,542	$26,912
06/24	$17,892	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	15.12%	7.85%	5.99%
Class C (with sales charges)	14.12%	7.85%	5.99%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ASCLX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,440,156,266
# of Portfolio Holdings	85
Portfolio Turnover Rate	253%
Total Advisory Fees Paid	$20,420,924

Class C: ASCLX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Berkshire Hathaway, Inc.	3.2%
Alphabet, Inc.	3.1%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc.	2.1%
EOG Resources, Inc.	1.4%
Honeywell International, Inc.	1.3%
JPMorgan Chase & Co.	1.2%

10 Top Short Holdings (as % of net assets)

Invesco CurrencyShares Euro Currency Trust	(0.2)%
iShares 20+ Year Treasury Bond ETF	(0.2)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp.	(0.0)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Allocation (as a % of net assets)

	Long	Short
Investment Companies	27.2%	(0.4)%
Information Technology	19.5%	(0.1)%
Financials	12.3%	(0.1)%
Communication Services	9.3%	(0.1)%
Health Care	9.0%	(0.0)%
Industrials	6.8%	(0.1)%
Consumer Discretionary	4.5%	(0.0)%
Energy	4.4%	(0.0)%
Consumer Staples	3.9%	(0.0)%
Utilities	2.0%	(0.0)%
Materials	0.5%	(0.0)%
Real Estate	0.0%	(0.1)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASCLX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: ASCLX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASCLX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SULS-C-0153-0624

Class C: ASCLX

4

Class I: ASILX

June 30, 2024

SCAN ME

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Fund Information

AB Select US Long/Short Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ASILX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$175	1.62%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund delivered positive absolute returns, but underperformed the benchmark, before sales charges. Over the period, the Fund’s net market exposure ranged from 45% to 74%, ending the period at 72%. The Fund’s below-market exposure led to underperformance, relative to the benchmark, while security selection within the Fund’s long and short holdings contributed to absolute performance during the period. Within the Fund’s long holdings, selection within the information technology, communication services and financials sectors contributed to absolute performance, while selection within the industrials, healthcare and consumer staples sectors detracted. Within the Fund’s short holdings, the Fund’s market hedges and selection within the consumer discretionary and communication services sectors contributed to absolute performance, while selection within the utilities, materials and financials sectors detracted.

Performance Highlights

Top contributors to performance:

  During the 12-month period, the Fund's market exposure and security selection within the Fund's long and short holdings contributed to absolute performance.

Top detractors from performance:

  During the 12-month period, the Fund's absolute performance was positive with contributions from stock selection within the Fund's long and short holdings, however, selection within some sectors detracted from absolute performance.

Security Selection

(Long Holdings)

Top contributors

  Information Technology

  Communication Services

  Financials

Security Selection

(Short Holdings)

Top contributors

  Market Hedges

  Consumer Discretionary

  Communication Services

Top detractors

  Industrials

  Healthcare

  Consumer Staples

Top detractors

  Utilities

  Materials

  Financials

Class I: ASILX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
06/14	$10,000	$10,000
06/15	$10,173	$10,742
06/16	$10,200	$11,171
06/17	$11,024	$13,170
06/18	$12,177	$15,064
06/19	$12,934	$16,633
06/20	$13,371	$17,881
06/21	$16,736	$25,175
06/22	$16,030	$22,503
06/23	$17,078	$26,912
06/24	$19,874	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I (without sales charges)	16.37%	8.97%	7.11%
Class I (with sales charges)	16.37%	8.97%	7.11%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ASILX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,440,156,266
# of Portfolio Holdings	85
Portfolio Turnover Rate	253%
Total Advisory Fees Paid	$20,420,924

Class I: ASILX

2

Graphical Representation of Holdings

10 Top Long Holdings (as a % of net assets)

Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Berkshire Hathaway, Inc.	3.2%
Alphabet, Inc.	3.1%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc.	2.1%
EOG Resources, Inc.	1.4%
Honeywell International, Inc.	1.3%
JPMorgan Chase & Co.	1.2%

10 Top Short Holdings (as % of net assets)

Invesco CurrencyShares Euro Currency Trust	(0.2)%
iShares 20+ Year Treasury Bond ETF	(0.2)%
Roper Technologies, Inc.	(0.1)%
Yelp, Inc.	(0.1)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc.	(0.1)%
Snap-on, Inc.	(0.1)%
Amphenol Corp.	(0.0)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%

Sector Allocation (as a % of net assets)

	Long	Short
Investment Companies	27.2%	(0.4)%
Information Technology	19.5%	(0.1)%
Financials	12.3%	(0.1)%
Communication Services	9.3%	(0.1)%
Health Care	9.0%	(0.0)%
Industrials	6.8%	(0.1)%
Consumer Discretionary	4.5%	(0.0)%
Energy	4.4%	(0.0)%
Consumer Staples	3.9%	(0.0)%
Utilities	2.0%	(0.0)%
Materials	0.5%	(0.0)%
Real Estate	0.0%	(0.1)%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ASILX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ASILX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/ASILX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

SULS-I-0153-0624

Class I: ASILX

4

Advisor Class: WPSGX

June 30, 2024

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Highlights

Top contributors to performance:

  Underweight allocations to consumer staples, energy, materials and utilities contributed to Fund performance during the reporting period. In addition, security selection within industrials resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Underweight allocations to communication services and technology and overweight allocations to consumer discretionary, healthcare, industrials and real estate detracted from Fund performance during the reporting period. In addition, security selection within health care, technology, financials, consumer staples, consumer discretionary, real estate and materials detracted from performance during the same period.

Security Selection

Top contributors

  Microsoft

  Amazon

  Eaton

Sector

Top contributors

  Utilities

  Materials

  Consumer Staples

Top detractors

  IIIumina

  Aptiv

  Nike

Top detractors

  Communication Services

  Consumer Discretionary

  Health Care

Advisor Class: WPSGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,234	$10,742
06/16	$10,543	$11,171
06/17	$13,311	$13,170
06/18	$15,000	$15,064
06/19	$18,445	$16,633
06/20	$19,752	$17,881
06/21	$28,674	$25,175
06/22	$23,645	$22,503
06/23	$26,842	$26,912
06/24	$31,024	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	15.58%	10.96%	11.99%
Advisor Class (with sales charges)	15.58%	10.96%	11.99%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Advisor Class: WPSGX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: WPSGX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPSGX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: WPSGX

4

CG-ADV-0153-0624

Class A: WPASX

June 30, 2024

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPASX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Highlights

Top contributors to performance:

  Underweight allocations to consumer staples, energy, materials and utilities contributed to Fund performance during the reporting period. In addition, security selection within industrials resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Underweight allocations to communication services and technology and overweight allocations to consumer discretionary, healthcare, industrials and real estate detracted from Fund performance during the reporting period. In addition, security selection within health care, technology, financials, consumer staples, consumer discretionary, real estate and materials detracted from performance during the same period.

Security Selection

Top contributors

  Microsoft

  Amazon

  Eaton

Sector

Top contributors

  Utilities

  Materials

  Consumer Staples

Top detractors

  IIIumina

  Aptiv

  Nike

Top detractors

  Communication Services

  Consumer Discretionary

  Health Care

Class A: WPASX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index
06/14	$9,573	$10,000
06/15	$10,733	$10,742
06/16	$10,048	$11,171
06/17	$12,654	$13,170
06/18	$14,222	$15,064
06/19	$17,447	$16,633
06/20	$18,639	$17,881
06/21	$26,988	$25,175
06/22	$22,198	$22,503
06/23	$25,139	$26,912
06/24	$28,983	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	15.30%	10.69%	11.71%
Class A (with sales charges)	10.38%	9.73%	11.23%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/WPASX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Class A: WPASX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPASX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: WPASX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPASX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: WPASX

4

CG-A-0153-0624

Class C: WPCSX

June 30, 2024

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPCSX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.75%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Highlights

Top contributors to performance:

  Underweight allocations to consumer staples, energy, materials and utilities contributed to Fund performance during the reporting period. In addition, security selection within industrials resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Underweight allocations to communication services and technology and overweight allocations to consumer discretionary, healthcare, industrials and real estate detracted from Fund performance during the reporting period. In addition, security selection within health care, technology, financials, consumer staples, consumer discretionary, real estate and materials detracted from performance during the same period.

Security Selection

Top contributors

  Microsoft

  Amazon

  Eaton

Sector

Top contributors

  Utilities

  Materials

  Consumer Staples

Top detractors

  IIIumina

  Aptiv

  Nike

Top detractors

  Communication Services

  Consumer Discretionary

  Health Care

Class C: WPCSX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,129	$10,742
06/16	$10,340	$11,171
06/17	$12,928	$13,170
06/18	$14,422	$15,064
06/19	$17,559	$16,633
06/20	$18,614	$17,881
06/21	$26,752	$25,175
06/22	$21,841	$22,503
06/23	$24,541	$26,912
06/24	$28,084	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	14.44%	9.85%	10.88%
Class C (with sales charges)	13.44%	9.85%	10.88%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/WPCSX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Class C: WPCSX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPCSX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: WPCSX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPCSX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: WPCSX

4

CG-C-0153-0624

Class I: WPSIX

June 30, 2024

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Highlights

Top contributors to performance:

  Underweight allocations to consumer staples, energy, materials and utilities contributed to Fund performance during the reporting period. In addition, security selection within industrials resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Underweight allocations to communication services and technology and overweight allocations to consumer discretionary, healthcare, industrials and real estate detracted from Fund performance during the reporting period. In addition, security selection within health care, technology, financials, consumer staples, consumer discretionary, real estate and materials detracted from performance during the same period.

Security Selection

Top contributors

  Microsoft

  Amazon

  Eaton

Sector

Top contributors

  Utilities

  Materials

  Consumer Staples

Top detractors

  IIIumina

  Aptiv

  Nike

Top detractors

  Communication Services

  Consumer Discretionary

  Health Care

Class I: WPSIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,242	$10,742
06/16	$10,554	$11,171
06/17	$13,326	$13,170
06/18	$15,020	$15,064
06/19	$18,473	$16,633
06/20	$19,784	$17,881
06/21	$28,699	$25,175
06/22	$23,651	$22,503
06/23	$26,834	$26,912
06/24	$30,999	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I (without sales charges)	15.52%	10.91%	11.98%
Class I (with sales charges)	15.52%	10.91%	11.98%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Class I: WPSIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: WPSIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPSIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class I: WPSIX

4

CG-I-0153-0624

Class Z: WPSZX

June 30, 2024

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Fund Information

AB Concentrated Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/WPSZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.72%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed the S&P 500 Index, before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the period.

The US equity market remained extremely concentrated for the annual period. This was the primary headwind for the Fund as a group of large tech companies - dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA, and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period.

A secondary headwind was a few of the Fund’s Senior Investment Management Team’s (the “Team”) holdings, including IQVIA, American Tower, Cooper Companies and Constellation Brands had a negative correlation to higher interest rates. With the US Federal Reserve on pause longer than the Team expected, these companies lagged in aggregate.

Performance Highlights

Top contributors to performance:

  Underweight allocations to consumer staples, energy, materials and utilities contributed to Fund performance during the reporting period. In addition, security selection within industrials resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Underweight allocations to communication services and technology and overweight allocations to consumer discretionary, healthcare, industrials and real estate detracted from Fund performance during the reporting period. In addition, security selection within health care, technology, financials, consumer staples, consumer discretionary, real estate and materials detracted from performance during the same period.

Security Selection

Top contributors

  Microsoft

  Amazon

  Eaton

Sector

Top contributors

  Utilities

  Materials

  Consumer Staples

Top detractors

  IIIumina

  Aptiv

  Nike

Top detractors

  Communication Services

  Consumer Discretionary

  Health Care

Class Z: WPSZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index
06/14	$10,000	$10,000
06/15	$11,234	$10,742
06/16	$10,547	$11,171
06/17	$13,319	$13,170
06/18	$15,012	$15,064
06/19	$18,466	$16,633
06/20	$19,782	$17,881
06/21	$28,722	$25,175
06/22	$23,690	$22,503
06/23	$26,898	$26,912
06/24	$31,098	$33,521

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Z (without sales charges)	15.61%	10.99%	12.01%
Class Z (with sales charges)	15.61%	10.99%	12.01%
S&P 500 Index	24.56%	15.05%	12.86%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/WPSZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$902,995,681
# of Portfolio Holdings	21
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$7,240,605

Class Z: WPSZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Amazon.com, Inc.	$91,585,233	10.2%
Microsoft Corp.	$91,125,507	10.1%
Mastercard, Inc. - Class A	$87,174,980	9.7%
Eaton Corp. PLC	$57,387,175	6.3%
Constellation Brands, Inc. - Class A	$52,650,294	5.8%
Cooper Cos., Inc. (The)	$49,525,377	5.5%
Charles Schwab Corp. (The)	$44,729,830	4.9%
IQVIA Holdings, Inc.	$44,442,997	4.9%
Zoetis, Inc.	$44,439,276	4.9%
TJX Cos., Inc. (The)	$44,276,825	4.9%
Total	$607,337,494	67.2%

Sector Allocation

Value	Value
Information Technology	30.5%
Consumer Discretionary	16.8%
Health Care	16.3%
Financials	14.6%
Industrials	11.2%
Consumer Staples	5.8%
Real Estate	4.7%
Short-Term Investments	0.4%
Other assets less liabilities	- 0.3%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/WPSZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: WPSZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/WPSZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: WPSZX

4

CG-Z-0153-0624

Advisor Class: CIGYX

June 30, 2024

AB Concentrated International Growth Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIGYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$88	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the reporting period.

US, international and emerging-market equities rose during the second half of 2023. Global central banks—led by the US Federal Reserve—began to pause rate hikes, but equity markets experienced bouts of volatility as hawkish rhetoric indicated that rates would likely stay higher for longer. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields. The Fund had a negative correlation to higher interest rates due to holdings such as Charles Schwab, and Alstom. This detracted from performance during the 3rd and 4th quarter of 2023.

During the first half of 2024, there was significant concentration in equity markets, meaning that benchmark performance was mainly driven by a small group of stocks. This group of large tech companies dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period. In addition, political uncertainty in France depressed European Equity returns which also detracted from portfolio performance during the same period.

Performance Highlights

Top contributors to performance:

  Overweight allocations to technology, communication services and health care, in combination with underweight allocations to utilities, materials and real estate contributed to Fund performance during the reporting period. In addition, security selection within health care and technology resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Overweight allocations to consumer staples and consumer discretionary, and underweight allocations to financials, industrials and energy detracted from Fund performance during the reporting period. In addition, security selection within industrials, financials, communication services, consumer staples, consumer discretionary and materials detracted from performance during the same period.

Security Selection

Top contributors

  Novo Nordisk

  ASML

  SAP

Sector

Top contributors

  Technology

  Utilities

  Materials

Top detractors

  Alstom

  Pernod Ricard

  Worldline

Top detractors

  Consumer Staples

  Financials

  Consumer Discretionary

Advisor Class: CIGYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,770	$9,762
06/16	$8,487	$8,770
06/17	$10,619	$10,547
06/18	$12,065	$11,269
06/19	$12,428	$11,390
06/20	$13,312	$10,806
06/21	$17,817	$14,301
06/22	$11,513	$11,760
06/23	$13,027	$13,968
06/24	$12,593	$15,579

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/15
Advisor Class (without sales charges)	- 3.33%	0.26%	2.53%
Advisor Class (with sales charges)	- 3.33%	0.26%	2.53%
MSCI EAFE Index (net)	11.54%	6.46%	4.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CIGYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$174,659,323
# of Portfolio Holdings	38
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,198,148

Advisor Class: CIGYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$13,228,460	7.6%
ASML Holding NV	$13,207,370	7.5%
Novo Nordisk A/S - Class B	$12,569,853	7.2%
Compass Group PLC	$8,112,620	4.6%
Cellnex Telecom SA	$7,187,160	4.1%
Pan Pacific International Holdings Corp.	$7,085,384	4.1%
Keyence Corp.	$6,932,818	4.0%
Terumo Corp.	$6,012,135	3.4%
Lonza Group AG	$5,936,735	3.4%
Fast Retailing Co., Ltd.	$4,982,937	2.9%
Total	$85,255,472	48.8%

Sector Allocation

Value	Value
Information Technology	29.1%
Consumer Discretionary	16.7%
Health Care	16.2%
Consumer Staples	12.8%
Industrials	7.6%
Communication Services	7.5%
Financials	6.2%
Materials	2.2%
Short-Term Investments	2.3%
Other assets less liabilities	- 0.6%

Country Breakdown

Value	Value
Japan	24.8%
United Kingdom	12.2%
Netherlands	11.1%
Germany	8.8%
Switzerland	8.2%
France	7.5%
Denmark	7.2%
Spain	4.1%
United States	3.2%
Ireland	2.8%
Taiwan	2.7%
Hong Kong	2.5%
Italy	1.5%
Others	(0.5%)
Short-Term Investments	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIGYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: CIGYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CIGYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-ADV-0153-0624

Advisor Class: CIGYX

4

Class A: CIAGX

June 30, 2024

AB Concentrated International Growth Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CIAGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.14%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the reporting period.

US, international and emerging-market equities rose during the second half of 2023. Global central banks—led by the US Federal Reserve—began to pause rate hikes, but equity markets experienced bouts of volatility as hawkish rhetoric indicated that rates would likely stay higher for longer. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields. The Fund had a negative correlation to higher interest rates due to holdings such as Charles Schwab, and Alstom. This detracted from performance during the 3rd and 4th quarter of 2023.

During the first half of 2024, there was significant concentration in equity markets, meaning that benchmark performance was mainly driven by a small group of stocks. This group of large tech companies dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period. In addition, political uncertainty in France depressed European Equity returns which also detracted from portfolio performance during the same period.

Performance Highlights

Top contributors to performance:

  Overweight allocations to technology, communication services and health care, in combination with underweight allocations to utilities, materials and real estate contributed to Fund performance during the reporting period. In addition, security selection within health care and technology resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Overweight allocations to consumer staples and consumer discretionary, and underweight allocations to financials, industrials and energy detracted from Fund performance during the reporting period. In addition, security selection within industrials, financials, communication services, consumer staples, consumer discretionary and materials detracted from performance during the same period.

Security Selection

Top contributors

  Novo Nordisk

  ASML

  SAP

Sector

Top contributors

  Technology

  Utilities

  Materials

Top detractors

  Alstom

  Pernod Ricard

  Worldline

Top detractors

  Consumer Staples

  Financials

  Consumer Discretionary

Class A: CIAGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	MSCI EAFE Index (net)
04/15	$9,579	$10,000
06/15	$9,358	$9,762
06/16	$8,105	$8,770
06/17	$10,118	$10,547
06/18	$11,477	$11,269
06/19	$11,789	$11,390
06/20	$12,585	$10,806
06/21	$16,806	$14,301
06/22	$10,842	$11,760
06/23	$12,237	$13,968
06/24	$11,791	$15,579

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/15
Class A (without sales charges)	- 3.65%	0.00%	2.28%
Class A (with sales charges)	- 7.77%	- 0.86%	1.80%
MSCI EAFE Index (net)	11.54%	6.46%	4.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CIAGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$174,659,323
# of Portfolio Holdings	38
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,198,148

Class A: CIAGX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$13,228,460	7.6%
ASML Holding NV	$13,207,370	7.5%
Novo Nordisk A/S - Class B	$12,569,853	7.2%
Compass Group PLC	$8,112,620	4.6%
Cellnex Telecom SA	$7,187,160	4.1%
Pan Pacific International Holdings Corp.	$7,085,384	4.1%
Keyence Corp.	$6,932,818	4.0%
Terumo Corp.	$6,012,135	3.4%
Lonza Group AG	$5,936,735	3.4%
Fast Retailing Co., Ltd.	$4,982,937	2.9%
Total	$85,255,472	48.8%

Sector Allocation

Value	Value
Information Technology	29.1%
Consumer Discretionary	16.7%
Health Care	16.2%
Consumer Staples	12.8%
Industrials	7.6%
Communication Services	7.5%
Financials	6.2%
Materials	2.2%
Short-Term Investments	2.3%
Other assets less liabilities	- 0.6%

Country Breakdown

Value	Value
Japan	24.8%
United Kingdom	12.2%
Netherlands	11.1%
Germany	8.8%
Switzerland	8.2%
France	7.5%
Denmark	7.2%
Spain	4.1%
United States	3.2%
Ireland	2.8%
Taiwan	2.7%
Hong Kong	2.5%
Italy	1.5%
Others	(0.5%)
Short-Term Investments	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CIAGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: CIAGX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CIAGX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-A-0153-0624

Class A: CIAGX

4

Class C: CICGX

June 30, 2024

AB Concentrated International Growth Portfolio

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Fund Information

Annual Shareholder Report

This annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CICGX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.89%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2024, the Fund underperformed Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net), before sales charges. Key factors materially affected the Fund’s performance during the reporting period, relative to the benchmark. These conditions have resulted in the Fund underperforming its benchmark during the reporting period.

US, international and emerging-market equities rose during the second half of 2023. Global central banks—led by the US Federal Reserve—began to pause rate hikes, but equity markets experienced bouts of volatility as hawkish rhetoric indicated that rates would likely stay higher for longer. Later in the period, stronger-than-expected third-quarter economic growth triggered a rapid rise in bond yields. The Fund had a negative correlation to higher interest rates due to holdings such as Charles Schwab, and Alstom. This detracted from performance during the 3rd and 4th quarter of 2023.

During the first half of 2024, there was significant concentration in equity markets, meaning that benchmark performance was mainly driven by a small group of stocks. This group of large tech companies dubbed the “Magnificent 7”—Apple, Microsoft, Amazon, Alphabet, Meta Platforms, NVIDIA and Tesla—drove most of the market gains. The Fund’s intentional diversification within a concentrated portfolio detracted from performance during the reporting period. In addition, political uncertainty in France depressed European Equity returns which also detracted from portfolio performance during the same period.

Performance Highlights

Top contributors to performance:

  Overweight allocations to technology, communication services and health care, in combination with underweight allocations to utilities, materials and real estate contributed to Fund performance during the reporting period. In addition, security selection within health care and technology resulted in positive contribution to performance during the same period.

Top detractors from performance:

  Overweight allocations to consumer staples and consumer discretionary, and underweight allocations to financials, industrials and energy detracted from Fund performance during the reporting period. In addition, security selection within industrials, financials, communication services, consumer staples, consumer discretionary and materials detracted from performance during the same period.

Security Selection

Top contributors

  Novo Nordisk

  ASML

  SAP

Sector

Top contributors

  Technology

  Utilities

  Materials

Top detractors

  Alstom

  Pernod Ricard

  Worldline

Top detractors

  Consumer Staples

  Financials

  Consumer Discretionary

Class C: CICGX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	MSCI EAFE Index (net)
04/15	$10,000	$10,000
06/15	$9,750	$9,762
06/16	$8,392	$8,770
06/17	$10,392	$10,547
06/18	$11,698	$11,269
06/19	$11,932	$11,390
06/20	$12,645	$10,806
06/21	$16,765	$14,301
06/22	$10,725	$11,760
06/23	$12,010	$13,968
06/24	$11,489	$15,579

Average Annual Total Returns

	1 Year	5 Years	Since Inception 4/15/15
Class C (without sales charges)	- 4.34%	- 0.75%	1.52%
Class C (with sales charges)	- 5.29%	- 0.75%	1.52%
MSCI EAFE Index (net)	11.54%	6.46%	4.93%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/CICGX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$174,659,323
# of Portfolio Holdings	38
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$2,198,148

Class C: CICGX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
SAP SE	$13,228,460	7.6%
ASML Holding NV	$13,207,370	7.5%
Novo Nordisk A/S - Class B	$12,569,853	7.2%
Compass Group PLC	$8,112,620	4.6%
Cellnex Telecom SA	$7,187,160	4.1%
Pan Pacific International Holdings Corp.	$7,085,384	4.1%
Keyence Corp.	$6,932,818	4.0%
Terumo Corp.	$6,012,135	3.4%
Lonza Group AG	$5,936,735	3.4%
Fast Retailing Co., Ltd.	$4,982,937	2.9%
Total	$85,255,472	48.8%

Sector Allocation

Value	Value
Information Technology	29.1%
Consumer Discretionary	16.7%
Health Care	16.2%
Consumer Staples	12.8%
Industrials	7.6%
Communication Services	7.5%
Financials	6.2%
Materials	2.2%
Short-Term Investments	2.3%
Other assets less liabilities	- 0.6%

Country Breakdown

Value	Value
Japan	24.8%
United Kingdom	12.2%
Netherlands	11.1%
Germany	8.8%
Switzerland	8.2%
France	7.5%
Denmark	7.2%
Spain	4.1%
United States	3.2%
Ireland	2.8%
Taiwan	2.7%
Hong Kong	2.5%
Italy	1.5%
Others	(0.5%)
Short-Term Investments	0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CICGX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: CICGX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CICGX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

CIG-C-0153-0624

Class C: CICGX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Select US Long/Short	2023	$40,200	$—	$20,327
	2024	$40,200	$—	$19,017
AB Concentrated Growth	2023	$22,273	$—	$17,556
	2024	$22,273	$—	$18,333
AB Concentrated International Growth	2023	$27,022	$—	$38,707
	2024	$27,022	$—	$20,397

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Select US Long/Short	2023	$1,563,296	$20,327
			$—
			$(20,327)
	2024	$2,093,853	$19,017
			$—
			$(19,017)
AB Concentrated Growth	2023	$1,560,525	$17,556
			$—
			$(17,556)
	2024	$2,093,169	$18,333
			$—
			$(18,333)
AB Concentrated International Growth	2023	$1,581,676	$38,707
			$—
			$(38,707)
	2024	$2,095,233	$20,397
			$—
			$(20,397)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

JUN 06.30.24

ANNUAL REPORT

AB CONCENTRATED GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Information Technology – 30.5%
Electronic Equipment, Instruments & Components – 9.7%
Amphenol Corp. – Class A	656,661	$44,239,251
CDW Corp./DE	192,895	43,177,617

		87,416,868

IT Services – 3.6%
Gartner, Inc.(a)	73,424	32,971,782

Software – 17.2%
Fair Isaac Corp.(a)	18,512	27,558,074
Microsoft Corp.	203,883	91,125,507
Roper Technologies, Inc.	64,623	36,425,400

		155,108,981

		275,497,631

Consumer Discretionary – 16.8%
Automobile Components – 1.7%
Aptiv PLC(a)	220,403	15,520,779

Broadline Retail – 10.2%
Amazon.com, Inc.(a)	473,921	91,585,233

Specialty Retail – 4.9%
TJX Cos., Inc. (The)	402,151	44,276,825

		151,382,837

Health Care – 16.3%
Biotechnology – 0.0%
GRAIL, Inc.(a)	1	10

Health Care Equipment & Supplies – 5.5%
Cooper Cos., Inc. (The)	567,301	49,525,377

Life Sciences Tools & Services – 5.9%
Illumina, Inc.(a)	84,250	8,794,015
IQVIA Holdings, Inc.(a)	210,192	44,442,997

		53,237,012

Pharmaceuticals – 4.9%
Zoetis, Inc.	256,341	44,439,276

		147,201,675

Financials – 14.6%
Capital Markets – 4.9%
Charles Schwab Corp. (The)	607,000	44,729,830

Financial Services – 9.7%
Mastercard, Inc. – Class A	197,604	87,174,980

		131,904,810

abfunds.com	AB CONCENTRATED GROWTH FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 11.2%
Electrical Equipment – 6.3%
Eaton Corp. PLC	183,024	$57,387,175

Professional Services – 4.9%
Automatic Data Processing, Inc.	183,714	43,850,695

		101,237,870

Consumer Staples – 5.8%
Beverages – 5.8%
Constellation Brands, Inc. – Class A	204,642	52,650,294

Real Estate – 4.7%
Specialized REITs – 4.7%
American Tower Corp.	217,476	42,272,985

Total Common Stocks (cost $590,322,104)		902,148,102

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(b)(c)(d) (cost $3,716,648)	3,716,648	3,716,648

Total Investments – 100.3% (cost $594,038,752)		905,864,750
Other assets less liabilities – (0.3)%		(2,869,069)

Net Assets – 100.0%		$902,995,681

(a)	Non-income producing security.

(b)	Affiliated investments.

(c)	The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $590,322,104)	$902,148,102
Affiliated issuers (cost $3,716,648)	3,716,648
Receivable for investment securities sold	813,094
Unaffiliated dividends receivable	684,394
Receivable for capital stock sold	176,299
Affiliated dividends receivable	38,440
Receivable due from Adviser	1,120

Total assets	907,578,097

Liabilities
Payable for capital stock redeemed	3,591,694
Advisory fee payable	484,223
Custody and accounting fees payable	237,547
Distribution fee payable	23,347
Transfer Agent fee payable	20,209
Administrative fee payable	18,814
Accrued expenses and other liabilities	206,582

Total liabilities	4,582,416

Net Assets	$902,995,681

Composition of Net Assets
Capital stock, at par	$1,612
Additional paid-in capital	538,477,616
Distributable earnings	364,516,453

Net Assets	$902,995,681

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$60,692,501	1,109,417	$54.71	*

C	$15,117,768	303,676	$49.78

Advisor	$815,496,806	14,501,100	$56.24

I	$1,335,197	23,737	$56.25

Z	$10,353,409	183,533	$56.41

*	The maximum offering price per share for Class A shares was $57.14 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 3

STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Unaffiliated issuers	$10,135,693
Affiliated issuers	644,317
Interest	2,487
Other income	10,944	$10,793,441

Expenses
Advisory fee (see Note B)	7,263,213
Distribution fee—Class A	148,023
Distribution fee—Class C	159,416
Distribution fee—Class R	563
Distribution fee—Class K	2,558
Transfer agency—Class A	31,076
Transfer agency—Class C	8,457
Transfer agency—Advisor Class	534,841
Transfer agency—Class R	176
Transfer agency—Class K	8,962
Transfer agency—Class I	1,453
Transfer agency—Class Z	3,701
Custody and accounting	107,400
Registration fees	101,322
Administrative	78,696
Printing	62,591
Audit and tax	45,710
Legal	44,583
Directors’ fees	33,134
Miscellaneous	43,381

Total expenses	8,679,256
Less: expenses waived and reimbursed by the Adviser (see Note B)	(22,608)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(571)

Net expenses		8,656,077

Net investment income		2,137,364

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		84,292,393
Net change in unrealized appreciation (depreciation) of investments		74,588,938

Net gain on investment transactions		158,881,331

Net Increase in Net Assets from Operations		$161,018,695

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,137,364	$3,410,230
Net realized gain (loss) on investment transactions	84,292,393	(8,796,464)
Net change in unrealized appreciation (depreciation) of investments	74,588,938	146,640,011

Net increase in net assets from operations	161,018,695	141,253,777
Distributions to Shareholders
Class A	(564,612)	(1,088,043)
Class C	(144,876)	(404,105)
Advisor Class	(12,231,657)	(18,114,846)
Class R	(1,087)	(2,336)
Class K	(11,750)	(21,371)
Class I	(15,142)	(166)
Class Z	(190,527)	(1,615,095)
Capital Stock Transactions
Net decrease	(393,096,696)	(88,025,002)

Total increase (decrease)	(245,237,652)	31,982,813
Net Assets
Beginning of period	1,148,233,333	1,116,250,520

End of period	$902,995,681	$1,148,233,333

See notes to financial statements.

abfunds.com	AB CONCENTRATED GROWTH FUND | 5

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated Growth Fund (the “Fund”), a non-diversified portfolio. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB CONCENTRATED GROWTH FUND | 7

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate

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NOTES TO FINANCIAL STATEMENTS (continued)

based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$902,148,102		$	– 0	–	$	– 0	–	$902,148,102
Short-Term Investments	3,716,648			– 0	–		– 0	–	3,716,648

Total Investments in Securities	905,864,750			– 0	–		– 0	–	905,864,750
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$905,864,750		$	– 0	–	$	– 0	–	$905,864,750

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

abfunds.com	AB CONCENTRATED GROWTH FUND | 9

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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NOTES TO FINANCIAL STATEMENTS (continued)

those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .65% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.24%, 1.99%, .99%, 1.49%, 1.24%, .99% and .99% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. For the year ended June 30, 2024, such reimbursements/waivers amounted to $5,439. The Expense Caps may not be terminated by the Adviser prior to October 31, 2024.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $78,696.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $182,626 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,509 from the sale of Class A shares and received $11 and $1,457 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

abfunds.com	AB CONCENTRATED GROWTH FUND | 11

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $17,169.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,008	$291,169	$290,460	$3,717	$644

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (“the Agreement”) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class C, Class R and Class K. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. As of November 1, 2021, with respect to Class R and Class K shares, payments to the Distributor are voluntarily being limited to .45% and .20% of the average daily net assets attributable to Class R and Class K shares. For the year ended June 30, 2024, such waivers amounted to $56 and $515, respectively. The fees are accrued daily and paid monthly. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $288,567, $139 and $50

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NOTES TO FINANCIAL STATEMENTS (continued)

for Class C, Class R and Class K shares, respectively. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding
U.S. government securities)	$124,458,443		$523,312,083
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$595,096,578

Gross unrealized appreciation	$328,878,909
Gross unrealized depreciation	(18,110,737)

Net unrealized appreciation	$310,768,172

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended June 30, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates

abfunds.com	AB CONCENTRATED GROWTH FUND | 13

NOTES TO FINANCIAL STATEMENTS (continued)

that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Class A
Shares sold	134,499	163,841	$6,793,234	$7,386,320

Shares issued in reinvestment of distributions	9,978	21,576	487,344	945,876

Shares converted from Class C	52,471	41,656	2,622,297	1,862,746

Shares redeemed	(316,591)	(273,533)	(15,888,286)	(12,182,217)

Net decrease	(119,643)	(46,460)	$(5,985,411)	$(1,987,275)

Class C
Shares sold	29,189	32,837	$1,345,425	$1,353,479

Shares issued in reinvestment of distributions	2,754	8,198	122,891	330,722

Shares converted to Class A	(57,440)	(45,263)	(2,622,297)	(1,862,746)

Shares redeemed	(72,849)	(104,944)	(3,350,217)	(4,316,985)

Net decrease	(98,346)	(109,172)	$(4,504,198)	$(4,495,530)

Advisor Class
Shares sold	2,707,132	4,882,113	$139,618,191	$224,171,032

Shares issued in reinvestment of dividends and distributions	186,771	331,513	9,362,849	14,911,394

Shares redeemed	(9,709,877)	(5,539,804)	(519,114,637)	(253,886,137)

Net decrease	(6,815,974)	(326,178)	$(370,133,597)	$(14,803,711)

14 | AB CONCENTRATED GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Class R
Shares sold	1,089	482	$52,053	$20,796

Shares issued in reinvestment of distributions	21	51	1,013	2,185

Shares redeemed	(4,122)	(101)	(207,083)	(4,510)

Net increase (decrease)	(3,012)	432	$(154,017)	$18,471

Class K
Shares sold	1,362	1,966	$68,807	$88,693

Shares issued in reinvestment of distributions	241	488	11,750	21,371

Shares redeemed	(27,172)	(3,460)	(1,453,574)	(144,781)

Net decrease	(25,569)	(1,006)	$(1,373,017)	$(34,717)

Class I
Shares sold	1,808	25,509	$94,445	$1,185,374

Shares issued in reinvestment of dividends and distributions	300	0 (a)	15,038	21

Shares redeemed	(2,480)	(1,590)	(135,053)	(74,500)

Net increase (decrease)	(372)	23,919	$(25,570)	$1,110,895

Class Z
Shares sold	63,445	263,448	$3,217,871	$12,141,775

Share issued in reinvestment of dividends and distributions	922	9,827	46,360	443,007

Shares redeemed	(273,088)	(1,741,319)	(14,185,117)	(80,417,917)

Net decrease	(208,721)	(1,468,044)	$(10,920,886)	$(67,833,135)

(a)	Amount is less than one share.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and

abfunds.com	AB CONCENTRATED GROWTH FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Non-Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

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NOTES TO FINANCIAL STATEMENTS (continued)

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$3,920,445	$301
Long-term capital gains	9,239,206	21,245,661

Total taxable distributions paid	$13,159,651	$21,245,962

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,072,119
Undistributed capital gains	52,676,162	(a)
Unrealized appreciation (depreciation)	310,768,172	(b)

Total accumulated earnings (deficit)	$364,516,453

(a)	During the fiscal year, the Fund utilized $8,307,606 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund did not have any capital loss carryforwards.

abfunds.com	AB CONCENTRATED GROWTH FUND | 17

NOTES TO FINANCIAL STATEMENTS (continued)

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 47.93	$ 43.16	$ 58.21	$ 41.70	$ 40.35

Income From Investment Operations

Net investment income (loss)(a)(b)	(.01)	.04	(.11)	(.08)	(.10)

Net realized and unrealized gain (loss) on investment transactions	7.28	5.60	(8.64)	18.40	2.87

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	7.27	5.64	(8.75)	18.32	2.77

Less: Dividends and Distributions

Dividends from net investment income	(.07)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(.49)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$ 54.71	$ 47.93	$ 43.16	$ 58.21	$ 41.70

Total Return

Total investment return based on net asset value(d)	15.30%	13.25%	(17.75)%	44.80%	6.84%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,693	$58,903	$55,057	$62,979	$37,615

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.00%	1.00%	1.00%	1.01%	1.12%

Expenses, before waivers/reimbursements	1.00%	1.00%	1.00%	1.01%	1.15%

Net investment income (loss)(b)	(.03)%	.08%	(.20)%	(.15)%	(.24)%

Portfolio turnover rate	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 43.91	$ 39.92	$ 54.65	$ 39.53	$ 38.61

Income From Investment Operations

Net investment loss(a)(b)	(.36)	(.28)	(.49)	(.43)	(.38)

Net realized and unrealized gain (loss) on investment transactions	6.65	5.14	(7.94)	17.36	2.72

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	6.29	4.86	(8.43)	16.93	2.34

Less: Distributions

Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$ 49.78	$ 43.91	$ 39.92	$ 54.65	$ 39.53

Total Return

Total investment return based on net asset value(d)	14.44%	12.36%	(18.36)%	43.71%	6.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,118	$17,654	$20,406	$31,765	$28,210

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.75%	1.75%	1.75%	1.75%	1.87%

Expenses, before waivers/reimbursements	1.75%	1.75%	1.75%	1.76%	1.90%

Net investment loss(b)	(.78)%	(.68)%	(.96)%	(.91)%	(.99)%

Portfolio turnover rate	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 49.25	$ 44.22	$ 59.41	$ 42.42	$ 40.93

Income From Investment Operations

Net investment income(a)(b)	.11	.15	.03	.05	.01

Net realized and unrealized gain (loss) on investment transactions	7.49	5.75	(8.86)	18.75	2.90

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	7.60	5.90	(8.83)	18.80	2.91

Less: Dividends and Distributions

Dividends from net investment income	(.19)	– 0	–	(.06)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(.61)	(.87)	(6.36)	(1.81)	(1.42)

Net asset value, end of period	$ 56.24	$ 49.25	$ 44.22	$ 59.41	$ 42.42

Total Return

Total investment return based on net asset value(d)	15.58%	13.52%	(17.54)%	45.17%	7.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$815,497	$1,049,761	$957,097	$1,152,671	$699,504

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.75%	.75%	.75%	.76%	.87%

Expenses, before waivers/reimbursements	.75%	.75%	.75%	.76%	.90%

Net investment income(b)	.22%	.33%	.05%	.10%	.02%

Portfolio turnover rate	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 49.30	$ 44.29	$ 59.48	$ 42.50	$ 41.00

Income From Investment Operations

Net investment income (loss)(a)(b)	.08	.13	(.04)	.02	.01

Net realized and unrealized gain (loss) on investment transactions	7.49	5.75	(8.85)	18.77	2.91

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	7.57	5.88	(8.89)	18.79	2.92

Less: Dividends and Distributions

Dividends from net investment income	(.20)	– 0	–	.00	(c)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total dividends and distributions	(.62)	(.87)	(6.30)	(1.81)	(1.42)

Net asset value, end of period	$ 56.25	$ 49.30	$ 44.29	$ 59.48	$ 42.50

Total Return

Total investment return based on net asset value(d)	15.52%	13.45%	(17.59)%	45.06%	7.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,335	$1,189	$8	$89	$18

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.81%	.83%	.81%	.83%	.86%

Expenses, before waivers/reimbursements	.81%	.83%	.81%	.83%	.88%

Net investment income (loss)(b)	.16%	.29%	(.06)%	.03%	.03%

Portfolio turnover rate	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 49.36	$ 44.31	$ 59.52	$ 42.49	$ 40.98

Income From Investment Operations

Net investment income(a)(b)	.13	.16	.04	.10	.02

Net realized and unrealized gain (loss) on investment transactions	7.50	5.76	(8.87)	18.74	2.91

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	7.63	5.92	(8.83)	18.84	2.93

Less: Dividends and Distributions

Dividends from net investment income	(.16)	– 0	–	(.08)	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.42)	(.87)	(6.30)	(1.81)	(1.42)

Total distributions	(.58)	(.87)	(6.38)	(1.81)	(1.42)

Net asset value, end of period	$ 56.41	$ 49.36	$ 44.31	$ 59.52	$ 42.49

Total Return

Total investment return based on net asset value(d)	15.61%	13.54%	(17.52)%	45.19%	7.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,353	$19,361	$82,429	$107,956	$2,007

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.72%	.72%	.72%	.78%	.84%

Expenses, before waivers/reimbursements	.72%	.72%	.72%	.78%	.87%

Net investment income(b)	.25%	.34%	.07%	.18%	.04%

Portfolio turnover rate	11%	25%	40%	26%	23%

See footnote summary on page 24.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

See notes to financial statements.

24 | AB CONCENTRATED GROWTH FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Concentrated Growth Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Concentrated Growth Fund (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

abfunds.com	AB CONCENTRATED GROWTH FUND | 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

26 | AB CONCENTRATED GROWTH FUND	abfunds.com

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2024. For corporate shareholders, 100% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. The Fund designates $9,239,206 of dividends paid as long-term capital gains dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

abfunds.com	AB CONCENTRATED GROWTH FUND | 27

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated Growth Fund (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund, and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters

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as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

abfunds.com	AB CONCENTRATED GROWTH FUND | 29

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense

30 | AB CONCENTRATED GROWTH FUND	abfunds.com

reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio

abfunds.com	AB CONCENTRATED GROWTH FUND | 31

information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

32 | AB CONCENTRATED GROWTH FUND	abfunds.com

AB CONCENTRATED GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CG-0151-0624

JUN 06.30.24

ANNUAL REPORT

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 29.1%
Electronic Equipment, Instruments & Components – 4.0%
Keyence Corp.	15,840	$6,932,818

IT Services – 3.9%
Capgemini SE	20,621	4,096,103
Obic Co., Ltd.	21,540	2,779,354

		6,875,457

Semiconductors & Semiconductor Equipment – 12.6%
ASML Holding NV	12,959	13,207,370
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	26,939	4,682,268
Tokyo Electron Ltd.	18,960	4,150,351

		22,039,989

Software – 7.6%
SAP SE	65,854	13,228,460

Technology Hardware, Storage & Peripherals – 1.0%
Samsung Electronics Co., Ltd. (GDR)(a)	1,210	1,790,800

		50,867,524

Consumer Discretionary – 16.7%
Broadline Retail – 4.1%
Pan Pacific International Holdings Corp.	302,900	7,085,384

Hotels, Restaurants & Leisure – 4.6%
Compass Group PLC	297,784	8,112,620

Specialty Retail – 2.8%
Fast Retailing Co., Ltd.	19,700	4,982,937

Textiles, Apparel & Luxury Goods – 5.2%
LVMH Moet Hennessy Louis Vuitton SE	5,114	3,926,482
Moncler SpA(b)	43,204	2,650,301
Samsonite International SA(a)	837,600	2,496,625

		9,073,408

		29,254,349

Health Care – 16.2%
Health Care Equipment & Supplies – 5.6%
ConvaTec Group PLC(a)	1,268,642	3,758,625
Terumo Corp.	362,500	6,012,135

		9,770,760

Life Sciences Tools & Services – 3.4%
Lonza Group AG (REG)	10,905	5,936,735

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 7.2%
Novo Nordisk A/S – Class B	87,849	$12,569,853

		28,277,348

Consumer Staples – 12.8%
Beverages – 4.4%
Asahi Group Holdings Ltd.	115,900	4,101,072
Pernod Ricard SA	26,106	3,561,893

		7,662,965

Food Products – 7.5%
Kerry Group PLC – Class A	59,838	4,849,219
Kikkoman Corp.	317,450	3,689,416
Nestle SA (REG)	44,036	4,494,942

		13,033,577

Personal Care Products – 0.9%
L’Oreal SA	3,775	1,661,625

		22,358,167

Industrials – 7.6%
Building Products – 2.0%
Daikin Industries Ltd.	25,575	3,560,441

Machinery – 2.8%
KION Group AG	51,730	2,160,936
Techtronic Industries Co., Ltd.	242,800	2,767,893

		4,928,829

Trading Companies & Distributors – 2.8%
Ashtead Group PLC	72,220	4,815,171

		13,304,441

Communication Services – 7.5%
Diversified Telecommunication Services – 4.1%
Cellnex Telecom SA(b)(c)	220,977	7,187,160

Entertainment – 2.0%
Universal Music Group NV	114,586	3,408,735

Interactive Media & Services – 1.4%
Tencent Holdings Ltd.	50,950	2,417,085

		13,012,980

Financials – 6.2%
Banks – 1.1%
HDFC Bank Ltd. (ADR)	29,973	1,928,163

Capital Markets – 2.6%
London Stock Exchange Group PLC	38,242	4,534,672

Financial Services – 1.6%
Adyen NV(b)(c)	2,332	2,769,660

2 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 0.9%
AIA Group Ltd.	228,200	$1,543,943

		10,776,438

Materials – 2.2%
Chemicals – 2.2%
Sika AG (REG)	13,597	3,881,393

Total Common Stocks (cost $152,650,852)		171,732,640

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(d)(e)(f) (cost $766,789)	766,789	766,789

Total Investments Before Security Lending Collateral for Securities Loaned – 98.8% (cost $153,417,641)		172,499,429

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(d)(e)(f) (cost $3,140,295)	3,140,295	3,140,295

Total Investments – 100.6% (cost $156,557,936)		175,639,724
Other assets less liabilities – (0.6)%		(980,401)

Net Assets – 100.0%		$174,659,323

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CNH	12,237	USD	1,695	07/23/2024	$16,294
Bank of America, NA	JPY	140,448	USD	910	08/16/2024	30,968
Bank of America, NA	USD	2,191	JPY	339,231	08/16/2024	(68,258)
Bank of America, NA	TWD	119,386	USD	3,729	08/23/2024	50,814
Barclays Bank PLC	EUR	510	USD	548	08/08/2024	511
Barclays Bank PLC	EUR	2,831	USD	3,037	08/08/2024	(633)
Barclays Bank PLC	JPY	240,146	USD	1,529	08/16/2024	26,353
Barclays Bank PLC	USD	4,838	JPY	756,081	08/16/2024	(106,492)
BNP Paribas SA	USD	563	CHF	505	08/08/2024	1,824
Citibank, NA	EUR	855	USD	918	08/08/2024	1,040
Citibank, NA	JPY	101,342	USD	655	08/16/2024	21,023
Citibank, NA	INR	128,227	USD	1,531	09/13/2024	(3,207)

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	JPY	1,017,594	USD	6,598	08/16/2024	$230,360
Goldman Sachs Bank USA	USD	1,034	JPY	160,604	08/16/2024	(28,827)
Goldman Sachs Bank USA	USD	13,751	AUD	20,676	09/19/2024	70,024
HSBC Bank USA	EUR	534	USD	573	08/08/2024	(86)
HSBC Bank USA	TWD	16,240	USD	504	08/23/2024	3,263
HSBC Bank USA	USD	507	GBP	401	08/29/2024	61
NatWest Markets PLC	EUR	478	USD	519	08/08/2024	6,681
State Street Bank & Trust Co.	HKD	37,126	USD	4,760	07/18/2024	4,081
State Street Bank & Trust Co.	USD	1,057	HKD	8,235	07/18/2024	(1,491)
State Street Bank & Trust Co.	USD	5,685	SEK	61,890	07/19/2024	159,481
State Street Bank & Trust Co.	CHF	955	USD	1,062	08/08/2024	(5,826)
State Street Bank & Trust Co.	EUR	441	USD	479	08/08/2024	5,622
State Street Bank & Trust Co.	EUR	1,164	USD	1,246	08/08/2024	(2,553)
State Street Bank & Trust Co.	USD	496	CHF	450	08/08/2024	6,955
State Street Bank & Trust Co.	USD	2,721	CHF	2,417	08/08/2024	(19,278)
State Street Bank & Trust Co.	USD	497	EUR	464	08/08/2024	652
State Street Bank & Trust Co.	USD	2,086	EUR	1,935	08/08/2024	(9,784)
State Street Bank & Trust Co.	JPY	302,730	USD	1,928	08/16/2024	34,006
State Street Bank & Trust Co.	USD	476	JPY	75,033	08/16/2024	(6,572)
State Street Bank & Trust Co.	USD	3,140	GBP	2,476	08/29/2024	(8,944)
UBS AG	EUR	6,316	USD	6,813	08/08/2024	36,993
UBS AG	JPY	108,590	USD	702	08/16/2024	22,864
UBS AG	TWD	15,565	USD	483	08/23/2024	3,878
UBS AG	USD	379	TWD	12,226	08/23/2024	(2,005)

						$469,792

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $8,046,050 or 4.6% of net assets.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Non-income producing security.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations: AUD – Australian Dollar CHF – Swiss Franc CNH – Chinese Yuan Renminbi (Offshore) EUR – Euro GBP – Great British Pound	HKD – Hong Kong Dollar INR – Indian Rupee JPY – Japanese Yen SEK – Swedish Krona TWD – New Taiwan Dollar USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered Shares

See notes to financial statements.

4 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value Unaffiliated issuers (cost $152,650,852)	$171,732,640	(a)
Affiliated issuers (cost $3,907,084—including investment of cash collateral for securities loaned of $3,140,295)	3,907,084
Foreign currencies, at value (cost $172,041)	171,504
Receivable for investment securities sold and foreign currency transactions	1,545,548
Unaffiliated dividends receivable	1,012,251
Unrealized appreciation on forward currency exchange contracts	733,748
Receivable for capital stock sold	94,764
Receivable due from Adviser	13,608
Affiliated dividends receivable	12,673

Total assets	179,223,820

Liabilities
Payable for collateral received on securities loaned	3,140,295
Payable for capital stock redeemed	706,496
Unrealized depreciation on forward currency exchange contracts	263,956
Advisory fee payable	103,554
Administrative fee payable	18,814
Transfer Agent fee payable	14,653
Distribution fee payable	1,036
Accrued expenses	315,693

Total liabilities	4,564,497

Net Assets	$174,659,323

Composition of Net Assets
Capital stock, at par	$1,629
Additional paid-in capital	254,392,479
Accumulated loss	(79,734,785)

Net Assets	$174,659,323

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,160,064	299,196	$10.56	*

C	$549,748	55,345	$9.93

Advisor	$170,949,511	15,934,867	$10.73

(a)	Includes securities on loan with a value of $6,344,815 (see Note E).
*	The maximum offering price per share for Class A shares was $11.03 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 5

STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $325,612)	$3,094,374
Affiliated issuers	501,876
Interest	811
Securities lending income	6,190
Other income	5,996	$3,609,247

Expenses
Advisory fee (see Note B)	2,303,081
Distribution fee—Class A	12,546
Distribution fee—Class C	7,484
Transfer agency—Class A	2,313
Transfer agency—Class C	404
Transfer agency—Advisor Class	128,456
Custody and accounting	95,297
Administrative	78,696
Audit and tax	69,202
Registration fees	55,692
Legal	39,293
Printing	28,869
Directors’ fees	22,479
Miscellaneous	28,832

Total expenses	2,872,644
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(104,933)

Net expenses		2,767,711

Net investment income		841,536

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(56,899,074)
Forward currency exchange contracts		75,778
Foreign currency transactions		(162,115)
Net change in unrealized appreciation (depreciation) of:
Investments		32,734,185
Forward currency exchange contracts		231,428
Foreign currency denominated assets and liabilities		(6,536)

Net loss on investment and foreign currency transactions		(24,026,334)

Net Decrease in Net Assets from Operations		$(23,184,798)

See notes to financial statements.

6 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$841,536	$1,371,612
Net realized loss on investment transactions and foreign currency	(56,985,411)	(36,358,911)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	32,959,077	81,277,801

Net increase (decrease) in net assets from operations	(23,184,798)	46,290,502
Capital Stock Transactions
Net increase (decrease)	(226,161,230)	2,741,116

Total increase (decrease)	(249,346,028)	49,031,618
Net Assets
Beginning of period	424,005,351	374,973,733

End of period	$174,659,323	$424,005,351

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Concentrated International Growth Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

8 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 9

NOTES TO FINANCIAL STATEMENTS (continued)

contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows

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which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$6,473,068		$44,394,456		$	– 0	–	$50,867,524
Consumer Discretionary	– 0	–	29,254,349			– 0	–	29,254,349
Health Care	– 0	–	28,277,348			– 0	–	28,277,348
Consumer Staples	– 0	–	22,358,167			– 0	–	22,358,167
Industrials	– 0	–	13,304,441			– 0	–	13,304,441
Communication Services	– 0	–	13,012,980			– 0	–	13,012,980
Financials	1,928,163		8,848,275			– 0	–	10,776,438
Materials	– 0	–	3,881,393			– 0	–	3,881,393
Short-Term Investments	766,789		– 0	–		– 0	–	766,789
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,140,295		– 0	–		– 0	–	3,140,295

Total Investments in Securities	12,308,315		163,331,409	(a)		– 0	–	175,639,724
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	733,748			– 0	–	733,748
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(263,956)			– 0	–	(263,956)

Total	$12,308,315		$163,801,201		$	– 0	–	$176,109,516

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest

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NOTES TO FINANCIAL STATEMENTS (continued)

income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and 0.90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. The Expense Caps may not be terminated by the Adviser before October 31, 2024. For the year ended June 30, 2024, such reimbursements/waivers amounted to $88,920.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $78,696.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $52,228 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $22 from the sale of Class A shares and received $24 and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $12,803.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,457	$137,682	$153,372	$767	$502
Government Money Market Portfolio*	23,276	27,887	48,023	3,140	– 0	–

Total				$3,907	$502

*	Investments of cash collateral for securities lending transactions (see Note E).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $4,980 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$116,851,143		$326,356,287
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$157,901,378

Gross unrealized appreciation	$29,403,510
Gross unrealized depreciation	(11,606,622)

Net unrealized appreciation	$17,796,888

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure

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NOTES TO FINANCIAL STATEMENTS (continued)

to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended June 30, 2024, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to

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NOTES TO FINANCIAL STATEMENTS (continued)

terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended June 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$733,748	Unrealized depreciation on forward currency exchange contracts	$263,956

Total		$733,748		$263,956

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$75,778	$231,428

Total		$75,778	$231,428

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$84,895,403
Average principal amount of sale contracts	$82,754,074

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and

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NOTES TO FINANCIAL STATEMENTS (continued)

liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$98,076	$(68,258)	$	– 0	–	$	– 0	–	$29,818
Barclays Bank PLC	26,864	(26,864)	– 0	–	– 0	–	– 0	–
BNP Paribas SA	1,824	– 0	–	– 0	–	– 0	–	1,824
Citibank, NA	22,063	(3,207)	– 0	–	– 0	–	18,856
Goldman Sachs Bank USA	300,384	(28,827)	– 0	–	– 0	–	271,557
HSBC Bank USA	3,324	(86)	– 0	–	– 0	–	3,238
NatWest Markets PLC	6,681	– 0	–	– 0	–	– 0	–	6,681
State Street Bank & Trust Co.	210,797	(54,448)	– 0	–	– 0	–	156,349
UBS AG	63,735	(2,005)	– 0	–	– 0	–	61,730

Total	$733,748	$(183,695)	$	– 0	–	$	– 0	–	$550,053	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America, NA	$68,258	$(68,258)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	107,125	(26,864)	– 0	–	– 0	–	80,261
Citibank, NA	3,207	(3,207)	– 0	–	– 0	–	– 0	–
Goldman Sachs Bank USA	28,827	(28,827)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	86	(86)	– 0	–	– 0	–	– 0	–
State Street Bank & Trust Co.	54,448	(54,448)	– 0	–	– 0	–	– 0	–
UBS AG	2,005	(2,005)	– 0	–	– 0	–	– 0	–

Total	$263,956	$(183,695)	$	– 0	–	$	– 0	–	$80,261	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the

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NOTES TO FINANCIAL STATEMENTS (continued)

Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned			Advisory Fee Waived
$6,344,815	$3,140,295	$3,592,756	$6,190	$	– 0	–	$3,210

*	As of June 30, 2024.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Class A
Shares sold	108,771	185,853	$1,132,062	$ 2,017,799

Shares converted from Class C	6,595	321	71,081	3,378

Shares redeemed	(316,580)	(380,184)	(3,443,556)	(3,956,447)

Net decrease	(201,214)	(194,010)	$(2,240,413)	$(1,935,270)

Class C
Shares sold	1,812	21,390	$18,127	$219,460

Shares converted to Class A	(6,987)	(338)	(71,081)	(3,378)

Shares redeemed	(43,311)	(15,257)	(426,602)	(137,204)

Net increase (decrease)	(48,486)	5,795	$(479,556)	$78,878

Advisor Class
Shares sold	7,331,884	10,687,596	$74,583,948	$110,990,546

Shares redeemed	(28,988,769)	(10,522,540)	(298,025,209)	(106,393,038)

Net increase (decrease)	(21,656,885)	165,056	$(223,441,261)	$4,597,508

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NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight

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NOTES TO FINANCIAL STATEMENTS (continued)

Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024			2023
Distributions paid from:
Ordinary income	$	– 0	–	$	– 0	–
Net long-term capital gains		– 0	–		– 0	–

Total taxable distributions	$	– 0	–	$	– 0	–

22 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$887,880

Accumulated capital and other losses	(98,419,591	)(a)
Unrealized appreciation (depreciation)	17,796,926	(b)

Total accumulated earnings (deficit)	$(79,734,785)

(a)	As of June 30, 2024, the Fund had a net capital loss carryforward of $98,419,591.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains (losses) on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund had a net short-term capital loss carryforward of $23,455,604 and a net long-term capital loss carryforward of $74,963,987, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 23

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.96	$ 9.71	$ 15.33	$ 11.66	$ 11.02

Income From Investment Operations

Net investment income (loss)(a)(b)	.01	.01	(.01)	.02	.01

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.41)	1.24	(5.34)	3.86	.74

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.40)	1.25	(5.35)	3.88	.75

Less: Dividends and Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.27)	(.21)	(.11)

Total dividends and distributions	– 0	–	– 0	–	(.27)	(.21)	(.11)

Net asset value, end of period	$ 10.56	$ 10.96	$ 9.71	$ 15.33	$ 11.66

Total Return

Total investment return based on net asset value(d)(e)	(3.65)%	12.87%	(35.49)%	33.53%	6.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,160	$5,484	$6,741	$10,284	$1,729

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.14%	1.14%	1.12%	1.15%	1.22%

Expenses, before waivers/reimbursements(f)‡	1.19%	1.14%	1.12%	1.17%	1.47%

Net investment income (loss)(b)	.07%	.07%	(.05)%	.14%	.12%

Portfolio turnover rate	40%	33%	24%	25%	30%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.01%

See footnote summary on page 27.

24 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 10.38	$ 9.27	$ 14.77	$ 11.32	$ 10.78

Income From Investment Operations

Net investment loss(a)(b)	(.06)	(.06)	(.12)	(.09)	(.08)

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.39)	1.17	(5.11)	3.75	.73

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.45)	1.11	(5.23)	3.66	.65

Less: Dividends and Distributions

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.27)	(.21)	(.11)

Total dividends and distributions	– 0	–	– 0	–	(.27)	(.21)	(.11)

Net asset value, end of period	$ 9.93	$ 10.38	$ 9.27	$ 14.77	$ 11.32

Total Return

Total investment return based on net asset value(d)(e)	(4.34)%	11.97%	(36.03)%	32.59%	5.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$550	$1,078	$909	$1,909	$426

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	1.89%	1.90%	1.87%	1.90%	1.99%

Expenses, before waivers/reimbursements(f)‡	1.95%	1.90%	1.87%	1.93%	2.27%

Net investment loss(b)	(.65)%	(.63)%	(.89)%	(.66)%	(.79)%

Portfolio turnover rate	40%	33%	24%	25%	30%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.00%	.00%	.00%	.01%

See footnote summary on page 27.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended June 30,
	2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 11.10		$ 9.81		$ 15.46		$ 11.73		$ 11.06

Income From Investment Operations

Net investment income(a)(b)	.03		.04		.03		.05		.04

Net realized and unrealized gain (loss) on investment transactions and foreign currency	(.40)		1.25		(5.41)		3.89		.75

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00 (c)

Net increase (decrease) in net asset value from operations	(.37)		1.29		(5.38)		3.94		.79

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.27)		(.21)		(.11)

Total dividends and distributions	– 0	–	– 0	–	(.27)		(.21)		(.12)

Net asset value, end of period	$ 10.73		$ 11.10		$ 9.81		$ 15.46		$ 11.73

Total Return

Total investment return based on net asset value(d)(e)	(3.33)%		13.15%		(35.38)%		33.84%		7.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$170,949		$417,443		$367,324		$480,418		$160,265

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)‡	.89%		.89%		.87%		.90%		.98%

Expenses, before waivers/reimbursements(f)‡	.93%		.89%		.87%		.93%		1.23%

Net investment income(b)	.28%		.36%		.24%		.32%		.37%

Portfolio turnover rate	40%		33%		24%		25%		30%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%		.00%		.00%		.00%		.01%

See footnote summary on page 27.

26 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the year ended June 30, 2020 by 0.02%.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2024 and June 30, 2020, such waiver amounted to .01% and .01%, respectively.

See notes to financial statements.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 27

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Concentrated International Growth Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Concentrated International Growth Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

28 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 29

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2024. For individual shareholders, the Fund designates 100% as the maximum amount that may be considered qualified dividend income for individual shareholders.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2024, $225,894 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $3,389,793.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

30 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser (the “Advisory Agreement”) in respect of AB Concentrated International Growth Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 31

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

32 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provide (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 33

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund

34 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

by others. The directors noted that the Fund’s expense ratio was close to a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

abfunds.com	AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO | 35

NOTES

36 | AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO	abfunds.com

AB CONCENTRATED INTERNATIONAL GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

CIG-0151-0624

JUN 06.30.24

ANNUAL REPORT

AB SELECT US LONG/SHORT PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 72.2%
Information Technology – 19.5%
Semiconductors & Semiconductor Equipment – 7.7%
Advanced Micro Devices, Inc.(a)	26,525	$4,302,620
Applied Materials, Inc.	48,008	11,329,408
Broadcom, Inc.	9,896	15,888,325
NVIDIA Corp.	511,532	63,194,663
NXP Semiconductors NV	58,363	15,704,900

		110,419,916

Software – 6.7%
Adobe, Inc.(a)	19,096	10,608,592
Microsoft Corp.(b)	155,817	69,642,408
Oracle Corp.(b)	62,605	8,839,826
Salesforce, Inc.	31,971	8,219,744

		97,310,570

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.(b)	334,955	70,548,222
Epic Games, Inc.(a)(c)(d)	5,074	3,175,385

		73,723,607

		281,454,093

Financials – 12.3%
Banks – 3.7%
Bank of America Corp.	305,699	12,157,649
Fifth Third Bancorp	186,556	6,807,428
JPMorgan Chase & Co.	87,419	17,681,367
Wells Fargo & Co.(b)	283,496	16,836,828

		53,483,272

Capital Markets – 1.7%
Goldman Sachs Group, Inc. (The)	36,331	16,433,238
Jefferies Financial Group, Inc.	173,290	8,622,910

		25,056,148

Consumer Finance – 0.8%
Capital One Financial Corp.	72,951	10,100,066
Stripe, Inc.(a)(c)(d)	24,598	645,944

		10,746,010

Financial Services – 4.7%
Apollo Global Management, Inc.	45,929	5,422,837
Berkshire Hathaway, Inc. – Class B(a)	114,244	46,474,459
Visa, Inc. – Class A(b)	58,642	15,391,766

		67,289,062

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 1.4%
Allstate Corp. (The)	32,061	$5,118,859
American International Group, Inc.	98,878	7,340,703
Progressive Corp. (The)	38,285	7,952,177

		20,411,739

		176,986,231

Communication Services – 9.3%
Diversified Telecommunication Services – 0.4%
AT&T, Inc.	285,176	5,449,713

Entertainment – 2.6%
Cinemark Holdings, Inc.(a)	336,090	7,266,266
Electronic Arts, Inc.	72,163	10,054,471
Netflix, Inc.(a)	17,076	11,524,251
Walt Disney Co. (The)(b)	82,080	8,149,723

		36,994,711

Interactive Media & Services – 5.4%
Alphabet, Inc. – Class A	243,701	44,390,137
Meta Platforms, Inc. – Class A(b)	61,299	30,908,182
Pinterest, Inc. – Class A(a)	71,949	3,170,793

		78,469,112

Media – 0.3%
Liberty Media Corp-Liberty SiriusXM – Class A(a)	163,967	3,631,869

Wireless Telecommunication Services – 0.6%
T-Mobile US, Inc.	50,985	8,982,537

		133,527,942

Health Care – 9.0%
Biotechnology – 1.2%
AbbVie, Inc.	65,414	11,219,981
Amgen, Inc.	18,446	5,763,453
GRAIL, Inc.(a)	1	7

		16,983,441

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	71,223	7,400,782
Stryker Corp.	32,623	11,099,976

		18,500,758

Health Care Providers & Services – 2.7%
Cigna Group (The)	38,689	12,789,423
HCA Healthcare, Inc.	32,757	10,524,169
UnitedHealth Group, Inc.	32,479	16,540,255

		39,853,847

2 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.8%
Illumina, Inc.(a)	9,915	$1,034,928
Thermo Fisher Scientific, Inc.	19,689	10,888,017

		11,922,945

Pharmaceuticals – 3.0%
Eli Lilly & Co.	17,336	15,695,668
Johnson & Johnson(b)	100,482	14,686,449
Merck & Co., Inc.	100,093	12,391,513

		42,773,630

		130,034,621

Industrials – 6.8%
Aerospace & Defense – 1.1%
Howmet Aerospace, Inc.	29,121	2,260,663
Northrop Grumman Corp.	17,357	7,566,784
RTX Corp.	57,487	5,771,120

		15,598,567

Building Products – 0.7%
Carrier Global Corp.	131,661	8,305,176
Trane Technologies PLC	6,576	2,163,044

		10,468,220

Electrical Equipment – 0.2%
GE Vernova, Inc.(a)	19,441	3,334,326

Ground Transportation – 2.0%
CSX Corp.	265,528	8,881,911
Norfolk Southern Corp.	42,390	9,100,709
Uber Technologies, Inc.(a)	39,163	2,846,367
Union Pacific Corp.	32,599	7,375,850

		28,204,837

Industrial Conglomerates – 2.0%
3M Co.	97,313	9,944,415
Honeywell International, Inc.	87,844	18,758,208

		28,702,623

Machinery – 0.8%
Parker-Hannifin Corp.	21,602	10,926,508

		97,235,081

Consumer Discretionary – 4.5%
Broadline Retail – 2.6%
Amazon.com, Inc.(a)(b)	190,550	36,823,787

Hotels, Restaurants & Leisure – 0.9%
Booking Holdings, Inc.	2,691	10,660,397
DoorDash, Inc. – Class A(a)	18,531	2,015,802

		12,676,199

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Household Durables – 0.1%
Lennar Corp. – Class A	9,992	$1,497,501

Leisure Products – 0.1%
Mattel, Inc.(a)	133,479	2,170,369

Specialty Retail – 0.8%
Home Depot, Inc. (The)(b)	35,173	12,107,953

		65,275,809

Energy – 4.4%
Oil, Gas & Consumable Fuels – 4.4%
Cheniere Energy, Inc.	32,911	5,753,830
Chevron Corp.(b)	52,339	8,186,866
EOG Resources, Inc.(b)	157,610	19,838,371
Exxon Mobil Corp.	145,998	16,807,290
Occidental Petroleum Corp.	207,393	13,071,981

		63,658,338

Consumer Staples – 3.9%
Beverages – 1.1%
Coca-Cola Co. (The)	168,674	10,736,100
PepsiCo, Inc.	31,905	5,262,092

		15,998,192

Consumer Staples Distribution & Retail – 1.4%
Costco Wholesale Corp.	9,992	8,493,100
Target Corp.	24,271	3,593,079
Walmart, Inc.	117,649	7,966,014

		20,052,193

Household Products – 0.9%
Procter & Gamble Co. (The)	78,227	12,901,197

Tobacco – 0.5%
Philip Morris International, Inc.	74,941	7,593,771

		56,545,353

Utilities – 2.0%
Electric Utilities – 2.0%
Constellation Energy Corp.	13,143	2,632,149
NextEra Energy, Inc.	155,351	11,000,404
PPL Corp.	539,704	14,922,815

		28,555,368

Materials – 0.5%
Chemicals – 0.5%
Sherwin-Williams Co. (The)	23,527	7,021,163

Total Common Stocks (cost $898,151,295)		1,040,293,999

4 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square Holdings Ltd., – Class A, expiring 07/24/2027(a)(c)(d) (cost $52,400)	9,228	$	– 0	–

SHORT-TERM INVESTMENTS – 27.2%
Investment Companies – 27.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.22%(e)(f)(g) (cost $391,837,149)	391,837,149	391,837,149

Total Investments Before Securities Sold Short – 99.4% (cost $1,290,040,844)	1,432,131,148

SECURITIES SOLD SHORT – (0.9)%
COMMON STOCKS – (0.5)%
Real Estate – (0.1)%
Hotel & Resort REITs – 0.0%
Chatham Lodging Trust	(67,817)	(577,801)

Retail REITs – (0.1)%
Acadia Realty Trust	(51,156)	(916,716)
Agree Realty Corp.	(10,214)	(632,655)

(1,549,371)

(2,127,172)

Information Technology – (0.1)%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. – Class A	(12,642)	(851,691)

Software – (0.1)%
Roper Industries, Inc.	(1,968)	(1,109,283)

(1,960,974)

Financials – (0.1)%
Financial Services – 0.0%
Western Union Co. (The)	(34,788)	(425,109)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. – Class A	(49,607)	(864,154)

(1,289,263)

Communication Services – (0.1)%
Interactive Media & Services – (0.1)%
Yelp, Inc.(a)	(28,790)	(1,063,791)

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – (0.1)%
Machinery – (0.1)%
Snap-on, Inc.	(2,972)	(776,851)

Total Common Stocks (proceeds $7,084,008)		(7,218,051)

INVESTMENT COMPANIES – (0.4)%
Funds and Investment Trusts – (0.4)%(e)
Invesco CurrencyShares Euro Currency Trust	(34,327)	(3,397,000)
iShares 20+ Year Treasury Bond ETF	(24,718)	(2,268,618)

Total Investment Companies (proceeds $5,708,068)		(5,665,618)

Total Securities Sold Short (proceeds $12,792,076)		(12,883,669)

Total Investments, Net of Securities Sold Short – 98.5% (cost $1,277,248,768)		1,419,247,479
Other assets less liabilities – 1.5%		20,908,787

Net Assets – 100.0%		$1,440,156,266

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize short sales.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

SPARs – Special Purpose Acquisition Rights

See notes to financial statements.

6 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $898,203,695)	$1,040,293,999
Affiliated issuers (cost $391,837,149)	391,837,149
Cash	41
Foreign currencies, at value (cost $1,075,293)	1,035,086
Deposit at broker for securities sold short	15,726,525
Receivable for investment securities sold	17,377,455
Affiliated dividends receivable	1,578,071
Receivable for capital stock sold	739,038
Unaffiliated dividends receivable	669,045
Receivable due from Adviser	45,356
Other assets	149,691

Total assets	1,469,451,456

Liabilities
Payable for investment securities purchased	13,159,147
Payable for securities sold short, at value (proceeds received $12,792,076)	12,883,669
Advisory fee payable	1,644,551
Payable for capital stock redeemed	794,492
Dividend expense payable	48,656
Distribution fee payable	40,331
Administrative fee payable	19,134
Transfer Agent fee payable	18,366
Accrued expenses	686,844

Total liabilities	29,295,190

Net Assets	$1,440,156,266

Composition of Net Assets
Capital stock, at par	$9,658
Additional paid-in capital	1,309,542,802
Distributable earnings	130,603,806

Net Assets	$1,440,156,266

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value
Class	Net Assets	Shares Outstanding	Net Asset Value

A	$120,783,354	8,348,286	$14.47	*

C	$22,777,022	1,747,641	$13.03

Advisor	$1,264,715,743	84,365,617	$14.99

I	$31,880,147	2,117,461	$15.06

*	The maximum offering price per share for Class A shares was $15.11 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 7

STATEMENT OF OPERATIONS

Year Ended June 30, 2024

Investment Income
Dividends
Affiliated issuers	$22,678,383
Unaffiliated issuers (net of foreign taxes withheld of $32,996)	14,155,363
Interest	1,384,363
Securities lending income	7,999
Other income	14,900	$38,241,008

Expenses
Advisory fee (see Note B)	21,019,973
Distribution fee—Class A	285,485
Distribution fee—Class C	241,799
Distribution fee—Class R	1,354
Distribution fee—Class K	29
Transfer agency—Class A	76,144
Transfer agency—Class C	16,332
Transfer agency—Advisor Class	823,485
Transfer agency—Class R	346
Transfer agency—Class K	11
Transfer agency—Class I	6,223
Custody and accounting	233,966
Printing	94,383
Registration fees	92,876
Administrative	80,243
Audit and tax	57,588
Legal	45,454
Directors’ fees	36,821
Miscellaneous	101,567

Total operating expenses (see Note B)	23,214,079
Dividend expense on securities sold short and interest expense	1,207,651
Total expenses	24,421,730
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(599,049)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(29)

Net expenses		23,822,652

Net investment income		14,418,356

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		154,522,818
Securities sold short		1,381,252
Futures		(126,711)
Swaps		(69,855)
Foreign currency transactions		36,632
Net change in unrealized appreciation (depreciation) of:
Investments		37,964,266
Securities sold short		1,395,515
Futures		148,396
Swaps		67,616
Foreign currency denominated assets and liabilities		(35,913)

Net gain on investment and foreign currency transactions		195,284,016

Net Increase in Net Assets from Operations		$209,702,372

See notes to financial statements.

8 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

Year Ended June 30, 2024	Year Ended June 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$14,418,356	$12,307,701
Net realized gain (loss) on investment and foreign currency transactions	155,744,136	(77,763,758)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	39,539,880	157,400,525
Contributions from Affiliates (see Note B)	– 0	–	1,423

Net increase in net assets from operations	209,702,372	91,945,891
Distributions to Shareholders
Class A	(1,315,580)	(7,181,596)
Class C	(3,075)	(2,663,715)
Advisor Class	(16,225,563)	(86,213,866)
Class R	(3,225)	(21,199)
Class K	(172)	(804)
Class I	(446,677)	(1,890,529)
Capital Stock Transactions
Net decrease	(205,369,115)	(244,508,240)

Total decrease	(13,661,035)	(250,534,058)
Net Assets
Beginning of period	1,453,817,301	1,704,351,359

End of period	$1,440,156,266	$1,453,817,301

See notes to financial statements.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 12 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Long/Short Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

10 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 11

NOTES TO FINANCIAL STATEMENTS (continued)

or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such

12 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Information Technology	$278,278,708		$	– 0	–	$3,175,385		$281,454,093
Financials	176,340,287			– 0	–	645,944		176,986,231
Communication Services	133,527,942			– 0	–	– 0	–	133,527,942
Health Care	130,034,621			– 0	–	– 0	–	130,034,621
Industrials	97,235,081			– 0	–	– 0	–	97,235,081
Consumer Discretionary	65,275,809			– 0	–	– 0	–	65,275,809
Energy	63,658,338			– 0	–	– 0	–	63,658,338
Consumer Staples	56,545,353			– 0	–	– 0	–	56,545,353
Utilities	28,555,368			– 0	–	– 0	–	28,555,368
Materials	7,021,163			– 0	–	– 0	–	7,021,163
Warrants	– 0	–		– 0	–	0	(a)	– 0	–
Short-Term Investments	391,837,149			– 0	–	– 0	–	391,837,149
Liabilities:
Common Stocks:
Real Estate	(2,127,172)			– 0	–	– 0	–	(2,127,172)
Information Technology	(1,960,974)			– 0	–	– 0	–	(1,960,974)
Financials	(1,289,263)			– 0	–	– 0	–	(1,289,263)
Communication Services	(1,063,791)			– 0	–	– 0	–	(1,063,791)
Industrials	(776,851)			– 0	–	– 0	–	(776,851)
Investment Companies	(5,665,618)			– 0	–	– 0	–	(5,665,618)

Total Investments in Securities	1,415,426,150			– 0	–	3,821,329	(a)	1,419,247,479
Other Financial Instruments(b)	– 0	–		– 0	–	– 0	–	– 0	–

Total	$1,415,426,150		$	– 0	–	$3,821,329	(a)	$1,419,247,479

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 13

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund

14 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.50% of the first $2.5 billion and 1.475% thereafter of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding dividend expense, borrowing costs and brokerage expense on securities sold short) on an annual basis (the “Expense Caps”) to 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. For the year ended June 30, 2024, such reimbursements/waivers amounted to $68. The Expense Caps may not be terminated by the Adviser before October 31, 2024.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2024, the reimbursement for such services amounted to $80,243.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $218,762 for the year ended June 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,571 from the sale of Class A shares and received $-0- and $600 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2024, such waiver amounted to $598,877.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2024 is as follows:

Fund	Market Value 6/30/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)		Dividend Income (000)
Government Money Market Portfolio	$388,787		$1,121,399	$1,118,349	$391,837		$22,678
Government Money Market Portfolio*	– 0	–	11,413	11,413	– 0	–	0	**

Total					$391,837		$22,678

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended June 30, 2023, the Adviser reimbursed the Fund $1,423 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares, and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. As of September 1, 2021, with respect to Class K shares, payments to the Distributor were voluntarily being limited to 0% of the average daily net assets attributable to Class K shares. For the year ended June 30, 2024, such waivers amounted to $29. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $1,698,832, $9,036 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2024, were as follows:

Purchases	Sales	Securities Sold Short	Covers on Securities Sold Short
$ 2,299,568,596	$2,508,461,826	$154,778,274	$206,139,445

There were no purchases or sales of U.S. government and government agency obligations for the year ended June 30, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost of Investments	Gross Unrealized		Net Unrealized Appreciation on Investments	Net Unrealized Depreciation on Securities Sold Short	Net Unrealized Appreciation
	Appreciation on Investments	Depreciation on Investments
$1,357,005,770	$146,408,711	$(71,283,333)	$75,125,378	$(570,082)(a)	$74,555,296

(a)	Gross unrealized appreciation was $572,542 and gross unrealized depreciation was $(1,142,624), resulting in net unrealized depreciation of $(570,082).

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the

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NOTES TO FINANCIAL STATEMENTS (continued)

requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the year ended June 30, 2024, the Fund held futures for hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line

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NOTES TO FINANCIAL STATEMENTS (continued)

basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended June 30, 2024, the Fund held total return swaps for hedging purposes.

During the year ended June 30, 2024, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(126,711)	$148,396

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(69,855)	67,616

Total		$(196,566)	$216,012

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended June 30, 2024:

Futures:
Average notional amount of sale contracts	$16,186,215	(a)
Total Return Swaps:
Average notional amount	$1,318,799	(b)

(a)	Positions were open for eight months during the year.

(b)	Positions were open for one month during the year.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of settlement. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Fund is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Fund. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If

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NOTES TO FINANCIAL STATEMENTS (continued)

the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2024 is as follows:

										Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$7,679	$320	$104

*	As of June 30, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023

Class A
Shares sold	1,027,086	1,242,633	$13,381,542	$15,393,074

Shares issued in reinvestment of dividends and distributions	83,194	498,314	1,054,070	5,969,809

Shares converted from Class C	417,383	965,472	5,374,837	12,027,336

Shares redeemed	(1,910,928)	(3,333,427)	(25,163,776)	(41,325,185)

Net decrease	(383,265)	(627,008)	$(5,353,327)	$(7,934,966)

Class C
Shares sold	113,608	316,857	$1,400,120	$3,616,227

Shares issued in reinvestment of distributions	224	232,910	2,575	2,513,095

Shares converted to Class A	(464,526)	(1,067,888)	(5,374,837)	(12,027,336)

Shares redeemed	(435,149)	(827,158)	(5,137,180)	(9,103,555)

Net decrease	(785,843)	(1,345,279)	$(9,109,322)	$(15,001,569)

Advisor Class
Shares sold	15,488,614	29,490,829	$212,139,703	$378,722,501

Shares issued in reinvestment of dividends and distributions	849,950	5,058,430	11,134,342	62,673,949

Shares redeemed	(30,197,270)	(51,659,536)	(409,977,287)	(660,132,340)

Net decrease	(13,858,706)	(17,110,277)	$(186,703,242)	$(218,735,890)

Class R
Shares sold	990	22,781	$12,458	$284,776

Shares issued in reinvestment of distributions	264	1,834	3,225	21,198

Shares redeemed	(30,322)	(19,628)	(401,809)	(240,272)

Net increase (decrease)	(29,068)	4,987	$(386,126)	$65,702

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares				Amount
	Year Ended June 30, 2024		Year Ended June 30, 2023		Year Ended June 30, 2024			Year Ended June 30, 2023

Class K
Shares issued in reinvestment of distributions	– 0	–	0	(a)	$	– 0	–	$0	(b)

Shares redeemed	(1,001)		– 0	–		(14,281)		– 0	–

Net increase (decrease)	(1,001)		0	(a)		$(14,281)		$0	(b)

Class I
Shares sold	126,932		152,512			$1,711,863		$1,974,859

Shares issued in reinvestment of dividends and distributions	33,895		151,496			446,055		1,884,613

Shares redeemed	(438,824)		(515,377)			(5,960,735)		(6,760,989)

Net decrease	(277,997)		(211,369)			$(3,802,817)		$(2,901,517)

(a)	Amount is less than one share.

(b)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Short Sale Risk—Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security. The amount of such loss is theoretically unlimited, as it will be based on the increase in value of the security sold short. In contrast, the risk of loss from a long position is limited to the Fund’s investment in the security, because the price of the security cannot fall below zero. The Fund may not always be able to close out a short position on favorable terms.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate is expected to greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight

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NOTES TO FINANCIAL STATEMENTS (continued)

Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$17,994,292		$49,429,073
Net long-term capital gains	– 0	–	48,542,636

Total taxable distributions paid	$17,994,292		$97,971,709

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NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,798,879
Undistributed capital gains	34,289,838	(a)
Unrealized appreciation (depreciation)	74,515,089	(b)

Total accumulated earnings (deficit)	$130,603,806

(a)	During the fiscal year, the Fund utilized $42,217,293 of capital loss carry forwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 12.62	$ 12.67	$ 14.91	$ 12.48	$ 12.54

Income From Investment Operations

Net investment income (loss)(a)(b)	.11	.07	(.11)	(.12)	(.04)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89	.68	(.39)	3.14	.42

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.00	.75	(.50)	3.02	.38

Less: Dividends and Distributions

Dividends from net investment income	(.15)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.15)	(.80)	(1.74)	(.59)	(.44)

Net asset value, end of period	$ 14.47	$ 12.62	$ 12.67	$ 14.91	$ 12.48

Total Return

Total investment return based on net asset value(d)*	16.11%	6.20%	(4.49)%	24.80%	3.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$120,783	$110,152	$118,590	$111,374	$83,866

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.91%	1.91%	1.83%	1.86%	1.91%

Expenses, before waivers/reimbursements(e)(f)‡	1.96%	1.95%	1.86%	1.88%	1.94%

Net investment income (loss)(b)	.82%	.58%	(.78)%	(.90)%	(.28)%

Portfolio turnover rate (excluding securities sold short)	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 32.

28 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 11.32	$ 11.53	$ 13.82	$ 11.68	$ 11.85

Income From Investment Operations

Net investment income (loss)(a)(b)	.01	(.02)	(.20)	(.21)	(.12)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.70	.61	(.35)	2.94	.39

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	1.71	.59	(.55)	2.73	.27

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(c)	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.00	)(c)	(.80)	(1.74)	(.59)	(.44)

Net asset value, end of period	$ 13.03	$ 11.32	$ 11.53	$ 13.82	$ 11.68

Total Return

Total investment return based on net asset value(d)*	15.12%	5.49%	(5.18)%	23.91%	2.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,777	$28,672	$44,732	$59,740	$64,205

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	2.66%	2.65%	2.58%	2.61%	2.66%

Expenses, before waivers/reimbursements(e)(f)‡	2.71%	2.69%	2.61%	2.63%	2.69%

Net investment income (loss)(b)	.06%	(.21)%	(1.54)%	(1.65)%	(1.01)%

Portfolio turnover rate (excluding securities sold short)	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 32.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 13.06	$ 13.06	$ 15.29	$ 12.74	$ 12.78

Income From Investment Operations

Net investment income (loss)(a)(b)	.15	.11	(.08)	(.09)	(.00	)(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.96	.69	(.41)	3.23	.42

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.11	.80	(.49)	3.14	.42

Less: Dividends and Distributions

Dividends from net investment income	(.18)	– 0	–	– 0	–	– 0	–	(.02)

Distributions from net realized gain on investment transactions	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.18)	(.80)	(1.74)	(.59)	(.46)

Net asset value, end of period	$ 14.99	$ 13.06	$ 13.06	$ 15.29	$ 12.74

Total Return

Total investment return based on net asset value(d)*	16.36%	6.49%	(4.24)%	25.17%	3.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,264,716	$1,283,192	$1,506,544	$1,202,820	$876,972

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.66%	1.65%	1.58%	1.61%	1.66%

Expenses, before waivers/reimbursements(e)(f)‡	1.71%	1.70%	1.61%	1.63%	1.69%

Net investment income (loss)(b)	1.07%	.82%	(.53)%	(.65)%	(.03)%

Portfolio turnover rate (excluding securities sold short)	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 32.

30 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 13.12	$ 13.11	$ 15.33	$ 12.78	$ 12.81

Income From Investment Operations

Net investment income (loss)(a)(b)	.15	.11	(.07)	(.09)	.00	(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	.70	(.41)	3.23	.44

Contributions from Affiliates	– 0	–	.00	(c)	.00	(c)	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	2.13	.81	(.48)	3.14	.44

Less: Dividends and Distributions

Dividends from net investment income	(.19)	– 0	–	– 0	–	– 0	–	(.03)

Distributions from net realized gain on investment transactions	– 0	–	(.80)	(1.74)	(.59)	(.44)

Total dividends and distributions	(.19)	(.80)	(1.74)	(.59)	(.47)

Net asset value, end of period	$ 15.06	$ 13.12	$ 13.11	$ 15.33	$ 12.78

Total Return

Total investment return based on net asset value(d)*	16.37%	6.54%	(4.22)%	25.17%	3.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,880	$31,435	$34,177	$38,385	$16,674

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)‡	1.62%	1.60%	1.55%	1.60%	1.62%

Expenses, before waivers/reimbursements(e)(f)‡	1.66%	1.65%	1.57%	1.62%	1.66%

Net investment income (loss)(b)	1.12%	.89%	(.50	) %	(.64	) %	.01%

Portfolio turnover rate (excluding securities sold short)	242%	372%	242%	181%	191%

Portfolio turnover rate (including securities sold short)	253%	382%	243%	181%	207%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying

portfolios	.05%	.05%	.03%	.02%	.04%

See footnote summary on page 32.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 31

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude dividend expense on securities sold short and interest expense:

	Year Ended June 30,
	2024	2023	2022	2021	2020

Class A
Net of waivers/reimbursements	1.83%	1.84%	1.83%	1.85%	1.86%
Before waivers/reimbursements	1.87%	1.88%	1.85%	1.88%	1.89%
Class C
Net of waivers/reimbursements	2.58%	2.58%	2.57%	2.60%	2.60%
Before waivers/reimbursements	2.62%	2.63%	2.60%	2.63%	2.64%
Advisor Class
Net of waivers/reimbursements	1.58%	1.59%	1.58%	1.60%	1.61%
Before waivers/reimbursements	1.62%	1.63%	1.61%	1.63%	1.64%
Class I
Net of waivers/reimbursements	1.53%	1.53%	1.54%	1.60%	1.57%
Before waivers/reimbursements	1.57%	1.57%	1.57%	1.62%	1.61%

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, such waiver amounted to .04%, .05%, .03%, .03% and .04%, respectively.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended June 30, 2024 and June 30, 2020 by .01% and .03%, respectively.

See notes to financial statements.

32 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Select US Long/Short Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Select US Long/Short Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 33

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 26, 2024

34 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2024.

For corporate shareholders, 73.54% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 73.34% of dividends paid as qualified dividend income.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 35

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Long/Short Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the

36 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 37

receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. They also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees

38 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains a breakpoint that reduces the fee rate on assets above a specified level. The

abfunds.com	AB SELECT US LONG/SHORT PORTFOLIO | 39

directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed the breakpoint in the future.

40 | AB SELECT US LONG/SHORT PORTFOLIO	abfunds.com

AB SELECT US LONG/SHORT PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SULS-0151-0624

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 30, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 30, 2024